CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]		Additional paid-in Capital [Member]	Treasury shares at cost [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2017	$ 214		$ 410,817	$ (20,091)	$ (7,171)	$ (249,871)	$ 133,898
Balance, shares at Dec. 31, 2017	78,045,192
Exercise of options and vesting of RSU's		[1]	2,611				2,611
Exercise of options and vesting of RSU's, shares	2,044,466
Share-based compensation expense			1,980				1,980
Other comprehensive income (loss), net					(2,037)		(2,037)
Cumulative effect of adoption of new accounting standard						70	70
Net income						23,046	23,046
Balance at Dec. 31, 2018	$ 214		415,408	(20,091)	(9,208)	(226,755)	$ 159,568
Balance, shares at Dec. 31, 2018	80,089,658						80,089,658
Exercise of options and vesting of RSU's	$ 1		255				$ 256
Exercise of options and vesting of RSU's, shares	140,475
Share-based compensation expense			1,172				1,172
Other comprehensive income (loss), net					1,192		1,192
Net income						1,571	1,571
Balance at Jun. 30, 2019	$ 215		$ 416,835	$ (20,091)	$ (8,016)	$ (225,184)	$ 163,759
Balance, shares at Jun. 30, 2019	80,230,133						80,230,133

[1]	Represent an amount lower than $1.